GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	$ 50,558,000	$ 58,583,000	$ 98,748,000
Power and hosting costs	(35,964,000)	(26,759,000)	(15,185,000)
Power Credits	7,163,000	0
Change in fair value of digital currencies	738,000	(53,978,000)	2,167,000
Depreciation - mining hardware	(18,656,000)	(20,469,000)	(14,339,000)
Gross profit (loss)	3,839,000	(42,623,000)	71,391,000
Operating costs	(19,345,000)	(34,057,000)	(11,743,000)
Gain on hedging		2,097,000
Share based payment charge	(3,892,000)	(6,096,000)	(2,579,000)
Operating loss	(19,398,000)	(80,679,000)	57,069,000
Gain/(loss) on sale of investments	36,000		(837,000)
Loss on sale of subsidiary		(55,418,000)
Write off of investment	(2,236,000)
Loss on disposal of fixed assets		(23,228,000)	244,000
Investment fair value movement		(406,000)
Finance costs	(11,556,000)	(22,661,000)	(2,935,000)
Other income	346,000	3,726,000
Impairment of tangible fixed assets	(855,000)	(55,838,000)
Gain on disposal of intangible assets	428,000
Impairment of intangible assets	(1,082,000)	(5,155,000)
Equity accounted loss from associate	(716,000)	(6,027,000)	(1,594,000)
Revaluation of contingent consideration		4,994,000	314,000
Loss before taxation	(35,033,000)	(240,692,000)	52,261,000
Tax credit (expense)		11,731,000	(11,319,000)
Loss after taxation	(35,033,000)	(228,961,000)	40,942,000
Other comprehensive income
Currency translation reserve	(779,000)	(20,639,000)	(8,834,000)
Equity accounted OCI from associate		(8,744,000)	8,744,000
Fair value reserve		(551,000)	551,000
Total other comprehensive loss	(779,000)	(29,934,000)	461,000
Total comprehensive loss attributable to the equity holders of the Company	$ (35,812,000)	$ (258,895,000)	$ 41,403,000
Loss per share attributable to equity owners (cents)
Basic earnings/(loss) per share	$ (0.07)	$ (0.48)	$ 0.10
Diluted earnings/(loss) per share	$ (0.07)	$ (0.48)	$ 0.1